UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

(Unaudited)
December 31, 2017

WBI Tactical SMGD Shares | WBIA
WBI Tactical SMV Shares | WBIB
WBI Tactical SMY Shares | WBIC
WBI Tactical SMQ Shares | WBID
WBI Tactical LCGD Shares | WBIE
WBI Tactical LCV Shares | WBIF
WBI Tactical LCY Shares | WBIG
WBI Tactical LCQ Shares | WBIL
WBI Tactical Income Shares | WBII
WBI Tactical High Income Shares | WBIH
WBI Tactical Rotation Shares | WBIR
WBI Power Factor™ High Dividend ETF | WBIY

Absolute Shares Trust

Table of Contents

Portfolio Allocations	1

Schedules of Investments	2

Statements of Assets and Liabilities	14

Statements of Operations	17

Statements of Changes in Net Assets	20

Financial Highlights	26

Notes to Financial Statements	37

Expense Example	48

Information About Portfolio Holdings	50

Information About Proxy Voting	50

Information About the Funds’ Trustees	50

Frequency Distributions of Premiums and Discounts	50

Absolute Shares Trust

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Absolute Shares Trust

Portfolio Allocations

As of December 31, 2017 (Unaudited)

WBI Tactical SMGD Shares
Percentage of
Sector	Net Assets
Industrials	32.3%
Financials	28.2%
Consumer Discretionary	13.6%
Information Technology	12.2%
Health Care	10.5%
Consumer Staples	1.3%
Materials	1.1%
Short-Term Investments and
Other Assets and Liabilities	0.8%
TOTAL	100.0%

WBI Tactical SMV Shares
Percentage of
Sector	Net Assets
Financials	31.7%
Industrials	26.3%
Consumer Discretionary	14.3%
Information Technology	11.0%
Materials	6.2%
Energy	4.3%
Consumer Staples	3.4%
Health Care	1.9%
Short-Term Investments and
Other Assets and Liabilities	0.9%
TOTAL	100.0%

WBI Tactical SMY Shares
Percentage of
Sector	Net Assets
Financials	43.0%
Consumer Discretionary	15.8%
Industrials	14.4%
Information Technology	11.6%
Energy	4.8%
Materials	4.7%
Health Care	4.1%
Short-Term Investments and
Other Assets and Liabilities	1.6%
TOTAL	100.0%

WBI Tactical SMQ Shares
Percentage of
Sector	Net Assets
Financials	34.9%
Industrials	28.4%
Information Technology	15.3%
Materials	10.5%
Consumer Discretionary	8.1%
Short-Term Investments and
Other Assets and Liabilities	1.5%
Health Care	1.3%
TOTAL	100.0%

WBI Tactical LCGD Shares
Percentage of
Sector	Net Assets
Information Technology	28.4%
Consumer Discretionary	23.1%
Financials	17.6%
Health Care	12.0%
Industrials	9.3%
Consumer Staples	7.6%
Materials	1.3%
Short-Term Investments and
Other Assets and Liabilities	0.7%
TOTAL	100.0%

WBI Tactical LCV Shares
Percentage of
Sector	Net Assets
Consumer Discretionary	24.7%
Industrials	19.7%
Information Technology	15.9%
Financials	14.8%
Health Care	9.1%
Materials	7.6%
Consumer Staples	7.3%
Short-Term Investments and
Other Assets and Liabilities	0.9%
TOTAL	100.0%

WBI Tactical LCY Shares
Percentage of
Sector	Net Assets
Financials	24.6%
Consumer Discretionary	23.3%
Health Care	12.6%
Information Technology	11.2%
Industrials	8.0%
Consumer Staples	7.9%
Materials	7.6%
Energy	4.1%
Short-Term Investments and
Other Assets and Liabilities	0.7%
TOTAL	100.0%

WBI Tactical LCQ Shares
Percentage of
Sector	Net Assets
Financials	28.4%
Industrials	17.4%
Consumer Staples	15.6%
Health Care	14.9%
Consumer Discretionary	12.5%
Information Technology	9.0%
Materials	1.5%
Short-Term Investments and
Other Assets and Liabilities	0.7%
TOTAL	100.0%

WBI Tactical Income Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	98.6%
Short-Term Investments and
Other Assets and Liabilities	1.4%
TOTAL	100.0%

WBI Tactical High Income Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	68.7%
Financials	12.6%
Energy	4.2%
Health Care	4.2%
Information Technology	3.4%
Industrials	2.8%
Consumer Discretionary	1.6%
Short-Term Investments and
Other Assets and Liabilities	1.5%
Materials	1.0%
TOTAL	100.0%

WBI Tactical Rotation Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	96.2%
Short-Term Investments and
Other Assets and Liabilities	3.8%
TOTAL	100.0%

WBI Power Factor™ High Dividend ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	42.5%
Information Technology	14.7%
Telecommunication Services	13.8%
Financials	10.8%
Materials	7.8%
Energy	6.6%
Industrials	2.5%
Utilities	0.9%
Short-Term Investments and
Other Assets and Liabilities	0.4%
TOTAL	100.0%

Absolute Shares Trust

WBI Tactical SMGD Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—99.2%

Consumer Discretionary—13.6%
9,853	Bassett Furniture Industries, Inc.	$370,473
7,102	Dunkin Brands Group, Inc.	457,866
26,820	Penske Automotive Group, Inc.+	1,283,337
24,409	Shoe Carnival, Inc.	652,941
26,919	Texas Roadhouse, Inc.	1,418,093
24,833	Williams-Sonoma, Inc.+	1,283,866
		5,466,576

Consumer Staples—1.3%
11,540	Inter Parfums, Inc.	501,413

Financials—28.2%
17,637	Banner Corporation+	972,151
3,879	BOK Financial Corporation	358,109
8,256	Eaton Vance Corporation	465,556
5,867	Enterprise Financial Services Corporation	264,895
14,493	Evercore Partners, Inc.+	1,304,370
25,451	Guaranty Bancorp	703,720
4,396	MSCI, Inc.	556,270
66,568	Old National Bancorp	1,161,612
22,382	Renasant Corporation	915,200
21,397	SEI Investments Company	1,537,588
22,316	Simmons First National Corporation+	1,274,244
37,058	Synovus Financial Corporation	1,776,561
		11,290,276

Health Care—10.5%
3,488	Chemed Corporation	847,654
18,235	Ensign Group, Inc.	404,817
9,376	HealthSouth Corporation	463,268
13,661	Hill-Rom Holdings, Inc.	1,151,486
18,158	PerkinElmer, Inc.	1,327,713
		4,194,938

Industrials—32.3%
33,494	Donaldson Company, Inc.	1,639,531
29,310	Graco, Inc.	1,325,398
10,533	IDEX Corporation	1,390,040
41,632	Interface, Inc.	1,047,045
21,272	KAR Auction Services, Inc.	1,074,449
21,821	Kelly Services, Inc.	595,059
8,244	Lennox International, Inc.	1,716,895
10,263	ManpowerGroup, Inc.	1,294,267
10,152	Nordson Corporation+	1,486,253
14,912	SkyWest, Inc.	791,827
6,689	Spirit AeroSystems Holdings, Inc.	583,615
		12,944,379

Information Technology—12.2%
51,903	Genpact, Ltd.	1,647,401
15,031	Jack Henry & Associates, Inc.	1,758,026
77,939	Western Union Company+	1,481,620
		4,887,047

Materials—1.1%
4,735	Deltic Timber Corporation	433,489
TOTAL COMMON STOCKS
(Cost $37,676,541)		39,718,118

Shares/
Amount

SHORT-TERM INVESTMENTS—1.9%
782,322	U.S. Bank Money Market
	Deposit Account, 1.08%	782,322

TOTAL SHORT-TERM INVESTMENTS
(Cost $782,322)		782,322

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—17.4%
6,961,075	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	6,961,075

TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,961,075)		6,961,075
TOTAL INVESTMENTS—118.5%
(Cost $45,419,938)		47,461,515
Liabilities in Excess of Other Assets—(18.5)%		(7,408,862)
NET ASSETS—100.0%		$40,052,653
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $6,748,495.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,961,075 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical SMV Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—99.1%

Consumer Discretionary—14.3%
96,001	Entravision Communications
	Corporation	$686,407
9,887	John Wiley & Sons, Inc.	650,070
15,430	LCI Industries+	2,005,900
49,080	Shoe Carnival, Inc.	1,312,890
45,900	Tractor Supply Company	3,431,025
44,025	Williams-Sonoma, Inc.+	2,276,093
		10,362,385

Consumer Staples—3.4%
126,317	Flowers Foods, Inc.	2,439,181

Energy—4.3%
86,774	PBF Energy, Inc.+	3,076,138

Financials—31.7%
22,918	Associated Banc-Corporation	582,117
19,643	Chemical Financial Corporation	1,050,311
92,361	CNO Financial Group, Inc.	2,280,393
39,069	East West Bancorp, Inc.	2,376,567
9,489	Eaton Vance Corporation	535,085
20,174	Enterprise Financial
	Services Corporation	910,856
1,803	Evercore Partners, Inc.	162,270
31,954	Hope Bancorp, Inc.	583,161
43,713	Legg Mason, Inc.	1,835,072
35,302	Old National Bancorp	616,020
14,005	Piper Jaffray Companies	1,207,931
18,371	Reinsurance Group of America, Inc.	2,864,590
41,976	Renasant Corporation	1,716,399
95,270	Sterling Bancorp	2,343,642
117,231	TrustCo Bank Corporation NY	1,078,525
48,352	Washington Federal, Inc.+	1,656,056
19,643	Webster Financial Corporation	1,103,151
		22,902,146

Health Care—1.9%
27,463	HealthSouth Corporation	1,356,947

Industrials—26.3%
41,844	Air Lease Corporation+	2,012,278
25,144	Briggs & Stratton Corporation	637,903
59,447	Donaldson Company, Inc.	2,909,931
3,530	Dun & Bradstreet Corporation	417,987
22,843	Hubbell, Inc.	3,091,572
18,867	ManpowerGroup, Inc.	2,379,317
19,552	MSA Safety, Inc.	1,515,671
34,115	MSC Industrial Direct Company, Inc.	3,297,556
9,266	Regal Beloit Corporation	709,776
3,810	Snap-on, Inc.+	664,083
27,748	Timken Company	1,363,814
		18,999,888

Information Technology—11.0%
43,072	Amdocs, Ltd.	2,820,354
64,867	Booz Allen Hamilton
	Holding Corporation	2,473,379
139,893	Western Union Company	2,659,366
		7,953,099

Materials—6.2%
41,013	Mercer International, Inc.	586,486
29,615	Reliance Steel & Aluminum Company	2,540,671
16,888	Stepan Company	1,333,645
		4,460,802
TOTAL COMMON STOCKS
(Cost $67,830,524)		71,550,586

Shares/
Amount

SHORT-TERM INVESTMENTS—1.8%
1,303,069	U.S. Bank Money Market
	Deposit Account, 1.08%	1,303,069
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,303,069)		1,303,069

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—15.8%
11,423,100	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	11,423,100

TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $11,423,100)		11,423,100
TOTAL INVESTMENTS—116.7%
(Cost $80,556,693)		84,276,755
Liabilities in Excess of Other Assets—(16.7)%		(12,100,662)
NET ASSETS—100.0%		$72,176,093
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $11,085,251.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $11,423,100 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical SMY Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—98.4%

Consumer Discretionary—15.8%
24,627	Darden Restaurants, Inc.	$2,364,685
11,218	John Wiley & Sons, Inc.	737,584
40,530	Penske Automotive Group, Inc.	1,939,360
12,572	Texas Roadhouse, Inc.	662,293
39,171	Tractor Supply Company	2,928,032
20,273	Williams-Sonoma, Inc.+	1,048,114
		9,680,068

Energy—4.8%
44,672	HollyFrontier Corporation+	2,288,100
7,281	Valero Energy Corporation	669,196
		2,957,296

Financials—43.0%
26,653	Banner Corporation	1,469,113
21,314	BOK Financial Corporation	1,967,708
13,554	Bryn Mawr Bank Corporation	599,087
79,681	CNO Financial Group, Inc.+	1,967,324
30,863	Eaton Vance Corporation	1,740,365
22,392	Evercore Partners, Inc.	2,015,280
13,664	Federal Agricultural
	Mortgage Corporation	1,069,071
15,428	First American Financial Corporation	864,585
24,107	Hanover Insurance Group, Inc.	2,605,485
23,635	Lakeland Bancorp, Inc.	454,974
38,564	Legg Mason, Inc.+	1,618,917
81,530	Old National Bancorp	1,422,698
14,885	Reinsurance Group of America, Inc.	2,321,018
19,744	Safety Insurance Group, Inc.	1,587,418
29,797	Simmons First National Corporation+	1,701,409
31,426	Trustmark Corporation+	1,001,232
57,487	Washington Federal, Inc.	1,968,930
		26,374,614

Health Care—4.1%
50,813	HealthSouth Corporation	2,510,670

Industrials—14.4%
14,757	Applied Industrial Technologies, Inc.	1,004,952
60,546	Briggs & Stratton Corporation	1,536,052
20,524	Donaldson Company, Inc.	1,004,650
3,117	Dun & Bradstreet Corporation	369,084
16,028	ManpowerGroup, Inc.	2,021,291
5,175	Snap-on, Inc.+	902,002
40,915	Timken Company	2,010,972
		8,849,003

Information Technology—11.6%
36,980	Amdocs, Ltd.	2,421,450
63,206	Booz Allen Hamilton
	Holding Corporation	2,410,045
120,683	Western Union Company	2,294,184
		7,125,679

Materials—4.7%
25,294	Reliance Steel & Aluminum Company	2,169,972
20,957	Schnitzer Steel Industries, Inc.	702,061
		2,872,033
TOTAL COMMON STOCKS
(Cost $57,095,712)		60,369,363

Shares/
Amount

SHORT-TERM INVESTMENTS—1.8%
1,088,696	U.S. Bank Money Market
	Deposit Account, 1.08%	1,088,696
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,088,696)		1,088,696

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—10.3%
6,327,955	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	6,327,955
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,327,955)		6,327,955
TOTAL INVESTMENTS—110.5%
(Cost $64,512,363)		67,786,014
Liabilities in Excess of Other Assets—(10.5)%		(6,438,948)
NET ASSETS—100.0%		$61,347,066
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $6,136,250.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,327,955 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical SMQ Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—98.5%

Consumer Discretionary—8.1%
48,987	Shoe Carnival, Inc.	$1,310,402
47,668	Tractor Supply Company	3,563,183
22,137	Williams-Sonoma, Inc.+	1,144,483
		6,018,068

Financials—34.9%
16,009	1st Source Corporation	791,645
39,711	Bank Of The Ozarks, Inc.+	1,923,998
65,135	Brown & Brown, Inc.	3,351,847
43,296	Commerce Bancshares, Inc.+	2,417,649
13,276	Community Trust Bancorp, Inc.	625,300
39,955	East West Bancorp, Inc.	2,430,463
40,910	Eaton Vance Corporation	2,306,915
27,970	Evercore Partners, Inc.	2,517,300
30,015	Lakeland Bancorp, Inc.	577,789
24,499	Lakeland Financial Corporation	1,187,957
19,111	Legg Mason, Inc.	802,280
17,041	Pinnacle Financial Partners	1,129,818
23,302	Piper Jaffray Companies+	2,009,797
15,461	Renasant Corporation	632,200
39,419	SEI Investments Company	2,832,649
6,634	Westwood Holdings Group, Inc.	439,237
		25,976,844

Health Care—1.3%
19,969	HealthSouth Corporation	986,668

Industrials—28.4%
18,144	Applied Industrial Technologies, Inc.	1,235,606
19,606	Dun & Bradstreet Corporation	2,321,547
40,696	Franklin Electric Co, Inc.	1,867,946
35,907	Hexcel Corporation+	2,220,848
45,607	Hillenbrand, Inc.	2,038,633
21,118	Hubbell, Inc.	2,858,110
49,140	Kelly Services, Inc.	1,340,048
19,226	ManpowerGroup, Inc.	2,424,591
27,014	Oshkosh Corporation	2,455,302
16,297	Regal Beloit Corporation	1,248,350
6,312	Snap-on, Inc.+	1,100,182
		21,111,163

Information Technology—15.3%
45,080	Amdocs, Ltd.	2,951,838
42,216	CDK Global, Inc.	3,009,157
64,459	National Instruments Corporation	2,683,428
145,613	Western Union Company	2,768,103
		11,412,526

Materials—10.5%
26,577	Neenah Paper, Inc.	2,409,205
30,805	Reliance Steel & Aluminum Company	2,642,761
37,613	Sensient Technologies Corporation	2,751,392
		7,803,358

TOTAL COMMON STOCKS
(Cost $69,356,811)		73,308,627

Shares/
Amount

SHORT-TERM INVESTMENTS—1.6%
1,220,982	U.S. Bank Money Market
	Deposit Account, 1.08%	1,220,982
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,220,982)		1,220,982

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—7.9%
5,892,519	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	5,892,519
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $5,892,519)		5,892,519
TOTAL INVESTMENTS—108.0%
(Cost $76,470,312)		80,422,128
Liabilities in Excess of Other Assets—(8.0)%		(5,986,605)
NET ASSETS—100.0%		$74,435,523
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $5,713,495.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $5,892,519 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCGD Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—99.3%

Consumer Discretionary—23.1%
10,348	Carnival Corporation	$686,797
22,605	Darden Restaurants, Inc.	2,170,532
27,846	Hilton Worldwide Holdings, Inc.	2,223,781
11,277	Home Depot, Inc.	2,137,330
26,120	Ross Stores, Inc.	2,096,130
18,116	Wyndham Worldwide Corporation+	2,099,101
		11,413,671

Consumer Staples—7.6%
19,397	Procter & Gamble Company	1,782,196
19,939	Wal-Mart Stores, Inc.+	1,968,976
		3,751,172

Financials—17.6%
13,030	Ameriprise Financial, Inc.	2,208,194
10,420	Citizens Financial Group, Inc.	437,431
15,396	MSCI, Inc.	1,948,210
25,001	Nasdaq, Inc.+	1,920,827
12,733	S&P Global, Inc.	2,156,970
		8,671,632

Health Care—12.0%
11,132	Aetna, Inc.	2,008,102
11,060	Amgen, Inc.	1,923,334
9,077	UnitedHealth Group, Inc.	2,001,115
		5,932,551

Industrials—9.3%
6,654	Boeing Company+	1,962,331
154,850	CNH Industrial N.V.+	2,074,990
2,831	Parker- Hannifin Corporation	565,011
		4,602,332

Information Technology—28.4%
9,986	Apple, Inc.	1,689,931
6,325	International Business
	Machines Corporation	970,381
12,443	Intuit, Inc.	1,963,257
26,200	Maxim Integrated Products, Inc.	1,369,736
24,083	Microsoft Corporation	2,060,060
22,175	TE Connectivity, Ltd.	2,107,512
26,234	Total System Services, Inc.	2,074,848
26,348	Xilinx, Inc.	1,776,383
		14,012,108

Materials—1.3%
6,776	Eastman Chemical Company	627,729

TOTAL COMMON STOCKS
(Cost $44,552,325)		49,011,195

Shares/
Amount

SHORT-TERM INVESTMENTS—2.8%
1,362,439	U.S. Bank Money Market
	Deposit Account, 1.08%	1,362,439
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,362,439)		1,362,439

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—12.5%
6,158,553	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	6,158,553
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,158,553)		6,158,553
TOTAL INVESTMENTS—114.6%
(Cost $52,073,317)		56,532,187
Liabilities in Excess of Other Assets—(14.6)%		(7,192,200)
NET ASSETS—100.0%		$49,339,987
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $5,997,393.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,158,553 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCV Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—99.1%

Consumer Discretionary—24.7%
54,297	Best Buy Company, Inc.+	$3,717,716
16,629	Carnival Corporation	1,103,667
38,205	Darden Restaurants, Inc.	3,668,444
18,831	Home Depot, Inc.	3,569,039
43,156	The TJX Companies, Inc.+	3,299,708
34,111	Tiffany & Company	3,545,838
14,753	Wyndham Worldwide Corporation	1,709,430
		20,613,842

Consumer Staples—7.3%
33,758	Procter & Gamble Company	3,101,685
37,019	Tyson Foods, Inc.	3,001,131
		6,102,816

Financials—14.8%
7,744	Ameriprise Financial, Inc.	1,312,376
5,912	BlackRock, Inc.	3,037,053
37,151	Marsh & McLennan Companies, Inc.	3,023,720
38,668	Raymond James Financial, Inc.	3,453,052
39,893	Synchrony Financial	1,540,269
		12,366,470

Health Care—9.1%
17,335	Aetna, Inc.	3,127,060
7,201	Amgen, Inc.	1,252,254
37,906	Eli Lilly and Company	3,201,541
		7,580,855

Industrials—19.7%
14,172	3M Company	3,335,664
31,311	Fastenal Company+	1,712,398
20,549	Honeywell International, Inc.	3,151,395
3,459	Northrop Grumman Corporation	1,061,602
18,784	Parker-Hannifin Corporation	3,748,911
40,178	Waste Management, Inc.	3,467,361
		16,477,331

Information Technology—15.9%
22,160	Accenture plc	3,392,474
20,868	International Business
	Machines Corporation+	3,201,569
62,192	Maxim Integrated Products, Inc.	3,251,398
36,355	TE Connectivity, Ltd.	3,455,179
		13,300,620

Materials—7.6%
22,549	Ecolab, Inc.+	3,025,625
21,792	International Flavors & Fragrances, Inc.	3,325,677
		6,351,302

TOTAL COMMON STOCKS
(Cost $75,910,044)		82,793,236

Shares/
Amount

SHORT-TERM INVESTMENTS—1.0%
863,321	U.S. Bank Money Market
	Deposit Account, 1.08%	863,321

TOTAL SHORT-TERM INVESTMENTS
(Cost $863,321)		863,321

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—11.8%
9,908,843	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	9,908,843
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $9,908,843)		9,908,843
TOTAL INVESTMENTS—111.9%
(Cost $86,682,208)		93,565,400
Liabilities in Excess of Other Assets—(11.9)%		(9,981,964)
NET ASSETS—100.0%		$83,583,436
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $9,691,078.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $9,908,843 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCY Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—99.3%

Consumer Discretionary—23.3%
49,026	Carnival Corporation	$3,253,856
31,927	Darden Restaurants, Inc.	3,065,630
48,630	Garmin, Ltd.	2,896,889
19,019	Home Depot, Inc.	3,604,671
33,463	Tiffany & Company	3,478,479
28,310	Wyndham Worldwide Corporation+	3,280,280
		19,579,805

Consumer Staples—7.9%
29,000	Hershey Company	3,291,790
33,489	Wal-Mart Stores, Inc.+	3,307,039
		6,598,829

Energy—4.1%
51,662	Marathon Petroleum Corporation	3,408,659

Financials—24.6%
21,794	Ameriprise Financial, Inc.	3,693,429
6,941	BlackRock, Inc.	3,565,661
67,470	Citizens Financial Group, Inc.	2,832,391
47,563	Discover Financial Services	3,658,546
75,931	Invesco, Ltd.	2,774,519
9,911	Nasdaq, Inc.	761,462
56,241	Wells Fargo & Company	3,412,141
		20,698,149

Health Care—12.6%
12,580	Abbott Laboratories	717,941
34,688	AbbVie, Inc.	3,354,676
37,798	Eli Lilly and Company	3,192,419
23,941	Johnson & Johnson	3,345,036
		10,610,072

Industrials—8.0%
9,927	Boeing Company	2,927,571
45,904	Republic Services, Inc.	3,103,569
7,989	Waste Management, Inc.	689,451
		6,720,591

Information Technology—11.2%
20,540	International Business
	Machines Corporation+	3,151,247
62,274	Maxim Integrated Products, Inc.	3,255,685
32,949	Motorola Solutions, Inc.	2,976,612
		9,383,544

Materials—7.6%
33,115	Eastman Chemical Company	3,067,774
27,193	Packaging Corporation of America	3,278,116
		6,345,890

TOTAL COMMON STOCKS
(Cost $77,503,839)		83,345,539

Shares/
Amount

SHORT-TERM INVESTMENTS—0.8%
679,872	U.S. Bank Money Market
	Deposit Account, 1.08%	679,872

TOTAL SHORT-TERM INVESTMENTS
(Cost $679,872)		679,872

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—8.9%
7,501,602	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	7,501,602
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $7,501,602)		7,501,602
TOTAL INVESTMENTS—109.0%
(Cost $85,685,313)		91,527,013
Liabilities in Excess of Other Assets—(9.0)%		(7,574,908)
NET ASSETS—100.0%		$83,952,105
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $7,315,453.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $7,501,602 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCQ Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—99.3%

Consumer Discretionary—12.5%
20,996	Darden Restaurants, Inc.	$2,016,036
20,312	Tiffany & Company	2,111,432
17,437	Wyndham Worldwide Corporation+	2,020,425
		6,147,893

Consumer Staples—15.6%
40,082	Church & Dwight Company, Inc.+	2,010,914
20,010	Procter & Gamble Company	1,838,519
23,250	Tyson Foods, Inc.	1,884,877
19,919	Wal-Mart Stores, Inc.+	1,967,001
		7,701,311

Financials—28.4%
13,001	Ameriprise Financial, Inc.	2,203,279
4,247	BlackRock, Inc.	2,181,726
34,626	Brown & Brown, Inc.	1,781,854
50,775	Citizens Financial Group, Inc.	2,131,535
28,190	Intercontinental Exchange, Inc.	1,989,086
25,057	Lincoln National Corporation	1,926,132
23,279	Nasdaq, Inc.	1,788,526
		14,002,138

Health Care—14.9%
8,965	Amgen, Inc.	1,559,014
22,496	Eli Lilly and Company	1,900,012
13,545	Johnson & Johnson	1,892,507
9,203	UnitedHealth Group, Inc.	2,028,893
		7,380,426

Industrials—17.4%
7,302	Boeing Company+	2,153,433
23,927	Eaton Corporation plc	1,890,472
12,197	Honeywell International, Inc.	1,870,532
9,648	L3 Technologies, Inc.	1,908,857
8,750	Waste Management, Inc.	755,125
		8,578,419

Information Technology—9.0%
11,483	Apple, Inc.	1,943,268
44,685	Intel Corporation+	2,062,660
4,307	Texas Instruments, Inc.	449,824
		4,455,752

Materials—1.5%
6,439	Avery Dennison Corporation	739,584

TOTAL COMMON STOCKS
(Cost $45,706,896)		49,005,523

Shares/
Amount

SHORT-TERM INVESTMENTS—0.9%
434,706	U.S. Bank Money Market
	Deposit Account, 1.08%	434,706
TOTAL SHORT-TERM INVESTMENTS
(Cost $434,706)		434,706

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—16.6%
8,206,507	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	8,206,507
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $8,206,507)		8,206,507
TOTAL INVESTMENTS—116.8%
(Cost $54,348,109)		57,646,736
Liabilities in Excess of Other Assets—(16.8)%		(8,313,615)
NET ASSETS—100.0%		$49,333,121
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $8,004,720.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $8,206,507 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical Income Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS—98.6%
324,552	First Trust Low Duration
	Opportunities ETF	$16,766,356
122,768	iShares 20+ Year
	Treasury Bond ETF+	15,574,348
138,305	iShares Core U.S.
	Aggregate Bond ETF+	15,120,886
176,630	iShares iBoxx $High-Yield
	Corporate Bond ETF+	15,412,734
94,235	iShares iBoxx $Investment Grade
	Corporate Bond ETF	11,455,206
142,298	iShares Intermediate
	Credit Bond ETF+	15,540,365
49,336	SPDR Barclays Intermediate
	Term Treasury ETF+	2,931,052
553,379	SPDR Bloomberg Barclays
	Short-Term High Yield Bond ETF	15,251,125
384,225	SPDR Portfolio Long
	Term Treasury ETF+	14,058,793
636,817	VanEck Vectors International
	High Yield Bond ETF	16,324,867
163,317	Vanguard Long-Term
	Corporate Bond ETF	15,637,603
TOTAL EXCHANGE TRADED FUNDS
(Cost $154,418,644)		154,073,335

Shares/
Amount

SHORT-TERM INVESTMENTS—1.4%
2,156,094	U.S. Bank Money Market
	Deposit Account, 1.08%	2,156,094
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,156,094)		2,156,094

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—19.3%
30,186,519	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	30,186,519
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $30,186,519)		30,186,519
TOTAL INVESTMENTS—119.3%
(Cost $186,761,257)		186,415,948
Liabilities in Excess of Other Assets—(19.3)%		(30,229,479)
NET ASSETS—100.0%		$156,186,469
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $29,595,144.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $30,186,519 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical High Income Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—29.8%

Consumer Discretionary—1.6%
45,106	Darden Restaurants, Inc.	$4,331,078

Energy—4.2%
171,936	Marathon Petroleum Corporation	11,344,337

Financials—12.6%
19,022	Ameriprise Financial, Inc.	3,223,658
92,215	Bank Of The Ozarks, Inc.	4,467,817
35,856	Discover Financial Services	2,758,043
15,573	Evercore Partners, Inc.	1,401,570
24,210	Hanover Insurance Group, Inc.	2,616,617
144,447	Hope Bancorp, Inc.	2,636,158
156,764	Legg Mason, Inc.+	6,580,953
122,523	SunTrust Banks, Inc.+	7,913,761
76,843	Trustmark Corporation	2,448,218
		34,046,795

Health Care—4.2%
80,495	Johnson & Johnson	11,246,761

Industrials—2.8%
94,174	Eaton Corporation plc	7,440,688

Information Technology—3.4%
24,825	Canon, Inc.—ADR	928,455
91,633	Motorola Solutions, Inc.+	8,278,125
		9,206,580

Materials—1.0%
31,477	Reliance Steel & Aluminum Company	2,700,412
TOTAL COMMON STOCKS
(Cost $75,719,789)		80,316,651

EXCHANGE TRADED FUNDS—68.7%
280,451	First Trust Low Duration
	Opportunities ETF	14,488,099
119,770	iShares Core U.S.
	Aggregate Bond ETF	13,094,454
514,504	iShares iBoxx $ High-Yield
	Corporate Bond ETF+	44,895,619
75,670	iShares Intermediate Credit Bond ETF	8,263,921
92,608	PIMCO Investment Grade
	Corporate Bond ETF	9,785,878
1,748,304	SPDR Bloomberg Barclays
	Short-Term High Yield Bond ETF	48,183,258
586,862	VanEck Vectors Emerging
	Markets High Yield Bond ETF	14,366,382
333,364	Vanguard Long-Term
	Corporate Bond ETF	31,919,602
TOTAL EXCHANGE TRADED FUNDS
(Cost $185,268,227)		184,997,213

Shares/
Amount

SHORT-TERM INVESTMENTS—1.9%
5,215,542	U.S. Bank Money Market
	Deposit Account, 1.08%	5,215,542
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,215,542)		5,215,542

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—19.9%
53,530,883	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	53,530,883
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $53,530,883)		53,530,883
TOTAL INVESTMENTS—120.3%
(Cost $319,734,441)		324,060,289
Liabilities in Excess of Other Assets—(20.3)%		(54,750,597)
NET ASSETS—100.0%		$269,309,692
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
ADR	American Depositary Receipt
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $52,426,142.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $53,530,883 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical Rotation Shares
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

EXCHANGE TRADED FUNDS—96.2%
10,065	Consumer Discretionary
	Select Sector SPDR ETF	$993,315
39,362	Financial Select Sector SPDR ETF	1,098,593
36,933	First Trust NASDAQ Clean Edge
	Smart Grid Infrastructure Index ETF	1,889,123
19,560	First Trust South Korea AlphaDEX ETF	575,651
12,649	Health Care Select Sector SPDR ETF	1,045,819
7,468	iShares Agency Bond ETF	844,571
30,851	iShares China Large-Cap ETF+	1,424,391
27,323	iShares International
	High Yield Bond ETF	1,487,737
8,963	iShares MSCI EAFE Small-Cap ETF+	578,113
17,730	iShares MSCI Germany ETF	585,445
26,845	iShares MSCI India Small-Cap ETF	1,411,242
6,354	iShares MSCI South Korea Capped ETF	476,105
6,756	iShares Russell 1000 Growth ETF	909,898
29,868	iShares U.S. Real Estate ETF+	2,419,607
24,653	SPDR Barclays International
	Treasury Bond ETF	700,885
15,632	VanEck Vectors Biotech ETF	1,947,747
11,284	Vanguard Dividend Appreciation ETF+	1,151,307
TOTAL EXCHANGE TRADED FUNDS
(Cost $19,228,136)		19,539,549

Shares/
Amount

SHORT TERM-INVESTMENTS—4.9%
998,867	U.S. Bank Money Market
	Deposit Account, 1.08%	998,867
TOTAL SHORT-TERM INVESTMENTS
(Cost $998,867)		998,867

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—20.6%
4,190,500	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	4,190,500
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $4,190,500)		4,190,500
TOTAL INVESTMENTS—121.7%
(Cost $24,417,503)		24,728,916
Liabilities in Excess of Other Assets—(21.7)%		(4,416,264)
NET ASSETS—100.0%		$20,312,652
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $4,107,649.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,190,500 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Power FactorTM High Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS—99.6%

Consumer Discretionary—42.5%
63,575	AMC Entertainment Holdings, Inc.+	$959,982
43,391	Barnes & Noble, Inc.	290,720
24,430	Brinker International, Inc.	948,861
19,002	Buckle, Inc.+	451,297
21,625	Cato Corporation	344,270
72,750	Chico’s FAS, Inc.	641,655
8,241	DineEquity, Inc.+	418,066
30,126	DSW, Inc.—Class A	644,998
18,595	Foot Locker, Inc.	871,734
159,455	Ford Motor Company	1,991,593
42,169	GameStop Corporation—Class A+	756,934
32,978	Gannett Company, Inc.	382,215
29,360	General Motors Company	1,203,466
33,840	H&R Block, Inc.	887,285
16,044	Kohl’s Corporation+	870,066
17,484	L Brands, Inc.+	1,052,886
44,015	Macy’s, Inc.+	1,108,738
41,465	National CineMedia, Inc.	284,450
19,013	New Media Investment Group, Inc.	319,038
71,541	Pier 1 Imports, Inc.	296,180
60,857	Regal Entertainment Group+	1,400,320
29,645	Tailored Brands, Inc.	647,150
9,621	Target Corporation+	627,770
9,561	Tupperware Brands Corporation	599,475
		17,999,149

Energy—6.6%
14,126	CVR Energy, Inc.	526,052
24,558	Valero Energy Corporation	2,257,126
		2,783,178

Financials—10.8%
32,216	AmTrust Financial Services, Inc.+	324,415
10,412	Artisan Partners Asset Management, Inc.	411,274
11,807	Invesco, Ltd.	431,428
33,332	Maiden Holdings, Ltd.+	219,991
5,957	Mercury General Corporation	318,342
9,076	Moelis & Company	440,186
60,446	Navient Corporation	805,141
59,938	New York Community Bancorp, Inc.	780,393
5,099	Safety Insurance Group, Inc.	409,959
22,947	Virtu Financial, Inc.+	419,930
		4,561,059

Industrials—2.5%
37,225	Pitney Bowes, Inc.	416,176
13,060	Quad/Graphics, Inc.	295,156
23,000	Steelcase, Inc.	349,600
		1,060,932

Information Technology—14.7%
55,631	Cisco Systems, Inc.	2,130,667
11,731	International Business
	Machines Corporation	1,799,770
55,572	Seagate Technology plc+	2,325,133
		6,255,570

Materials—7.8%
11,872	Domtar Corporation	587,902
5,910	Innophos Holdings, Inc.	276,174
19,292	LyondellBasell Industries N.V.	2,128,293
6,959	Schweitzer-Mauduit International, Inc.	315,660
		3,308,029

Telecommunication Services—13.8%
54,720	AT&T, Inc.	2,127,513
102,126	CenturyLink, Inc.	1,703,462
38,512	Verizon Communications, Inc.	2,038,440
		5,869,415

Utilities—0.9%
19,683	NRG Yield, Inc.	372,009

TOTAL COMMON STOCKS
(Cost $38,869,743)		42,209,341

Shares/
Amount

SHORT-TERM INVESTMENTS—3.7%
1,594,152	U.S. Bank Money Market
	Deposit Account, 1.08%	1,594,152
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,594,152)		1,594,152

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING—24.5%
10,388,588	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.60% (a)^*	10,388,588
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $10,388,588)		10,388,588
TOTAL INVESTMENTS—127.8%
(Cost $50,852,483)		54,192,081
Liabilities in Excess of Other Assets—(27.8)%		(11,799,183)
NET ASSETS—100.0%		$42,392,898
_________

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
+	All or portion of this security is on loan as of December 31, 2017. Total value of securities on loan is $10,079,714.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $10,388,588 as of December 31, 2017.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities
X
December 31, 2017 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMGD Shares	SMV Shares	SMY Shares	SMQ Shares
ASSETS
Investments in securities, at value*+ (Note 2)	$47,461,515	$84,276,755	$67,786,014	$80,422,128
Dividends and interest receivable	36,159	56,746	57,592	49,321
Prepaid expenses and other assets	3,707	9,654	5,213	10,307
Securities lending income receivable	542	1,324	690	587
Total Assets	47,501,923	84,344,479	67,849,509	80,482,343

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	6,961,075	11,423,100	6,327,955	5,892,519
Investments purchased	402,018	630,381	—	—
Distribution Payable	37,814	45,402	108,602	79,781
Management fees (Note 3)	29,891	51,925	44,447	54,527
Administration and fund accounting fees	6,352	8,681	9,342	9,388
Audit fees	6,699	6,584	6,618	6,573
Chief Compliance Officer fee	538	775	924	742
Custody fees	1,146	847	1,148	918
Directors fees	241	20	276	—
Legal fees	1,361	—	371	—
Accrued other expenses	2,135	671	2,760	2,372
Total Liabilities	7,449,270	12,168,386	6,502,443	6,046,820
NET ASSETS	$40,052,653	$72,176,093	$61,347,066	$74,435,523

NET ASSETS CONSIST OF:
Paid-in Capital	$56,508,789	$78,198,327	$84,856,761	$86,773,620
Undistributed (Accumulated) Net Investment Income (Loss)	2,276	15,211	10,939	10,111
Accumulated Net Realized Gain (Loss) on Investments	(18,499,989)	(9,757,507)	(26,794,285)	(16,300,024)
Net Unrealized Appreciation (Depreciation) on:
Investments in Securities	2,041,577	3,720,062	3,273,651	3,951,816
Net Assets	$40,052,653	$72,176,093	$61,347,066	$74,435,523
*Cost
Investments in securities	$45,419,938	$80,556,693	$64,512,363	$76,470,312
Net Asset Value (unlimited shares authorized):
Net Assets	$40,052,653	$72,176,093	$61,347,066	$74,435,523
Shares Outstanding^	1,600,000	2,750,000	2,750,000	3,050,000
Net Asset Value, Offering and Redemption Price per Share	$25.03	$26.25	$22.31	$24.41

^	No Par Value
+	Including securities on loan of $6,748,495, $11,085,251, $6,136,250 and $5,713,495 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities (continued)
X
December 31, 2017 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	LCGD Shares	LCV Shares	LCY Shares	LCQ Shares
ASSETS
Investments in securities, at value*+ (Note 2)	$56,532,187	$93,565,400	$91,527,013	$57,646,736
Dividends and interest receivable	18,270	43,614	113,143	21,560
Prepaid expenses and other assets	5,180	12,225	9,037	4,106
Securities lending income receivable	315	938	419	408
Total Assets	56,555,952	93,622,177	91,649,612	57,672,810

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	6,158,553	9,908,843	7,501,602	8,206,507
Investments purchased	971,014	—	—	—
Distribution Payable	33,718	50,133	114,272	75,167
Management fees (Note 3)	35,351	59,782	60,006	35,390
Administration and fund accounting fees	6,692	9,402	10,271	8,437
Audit fees	6,686	6,554	6,546	6,674
Chief Compliance Officer fee	664	774	934	818
Custody fees	822	1,029	1,272	1,299
Directors fees	224	—	118	308
Legal fees	—	—	—	2,656
Accrued other expenses	2,241	2,224	2,486	2,433
Total Liabilities	7,215,965	10,038,741	7,697,507	8,339,689
NET ASSETS	$49,339,987	$83,583,436	$83,952,105	$49,333,121

NET ASSETS CONSIST OF:
Paid-in Capital	$64,615,874	$83,002,211	$94,891,567	$55,991,335
Undistributed (Accumulated) Net Investment Income (Loss)	1,075	248	3,965	(2,082)
Accumulated Net Realized Gain (Loss) on Investments	(19,735,832)	(6,302,215)	(16,785,127)	(9,954,759)
Net Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	4,458,870	6,883,192	5,841,700	3,298,627
Net Assets	$49,339,987	$83,583,436	$83,952,105	$49,333,121
*Cost
Investments in securities	$52,073,317	$86,682,208	$85,685,313	$54,348,109
Net Asset Value (unlimited shares authorized):
Net Assets	$49,339,987	$83,583,436	$83,952,105	$49,333,121
Shares Outstanding^	1,900,000	2,900,000	3,250,000	1,800,000
Net Asset Value, Offering and Redemption Price per Share	$25.97	$28.82	$25.83	$27.41

^	No Par Value
+	Including securities on loan of $5,997,393, $9,691,078, $7,315,453 and $8,004,720 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities (concluded)
X
December 31, 2017 (Unaudited)

				WBI Power
	WBI Tactical	WBI Tactical	WBI Tactical	Factor™ High
	Income Shares	High Income Shares	Rotation Shares	Dividend ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$186,415,948	$324,060,289	$24,728,916	$54,192,081
Dividends and interest receivable	61,587	209,592	1,010	102,199
Prepaid expenses and other assets	9,901	44,763	2,659	1,158
Securities lending income receivable	28,937	11,475	4,471	9,630
Total Assets	186,516,373	324,326,119	24,737,056	54,305,068

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	30,186,519	53,530,883	4,190,500	10,388,588
Investments purchased	—	—	—	—
Distribution Payable	—	1,260,282	196,063	1,483,149
Management fees (Note 3)	113,828	196,006	16,185	9,379
Administration and fund accounting fees	10,684	16,177	5,093	6,332
Audit fees	6,200	5,810	9,595	14,529
Chief Compliance Officer fee	1,448	1,222	272	216
Custody fees	2,031	2,226	129	571
Directors fees	552	—	—	—
Legal fees	3,417	—	—	—
Accrued other expenses	5,225	3,821	6,567	9,406
Total Liabilities	30,329,904	55,016,427	4,424,404	11,912,170
NET ASSETS	$156,186,469	$269,309,692	$20,312,652	$42,392,898

NET ASSETS CONSIST OF:
Paid-in Capital	$159,707,989	$273,798,112	$19,936,508	$39,438,140
Undistributed (Accumulated) Net Investment Income (Loss)	668,548	50,769	1,869	2,584
Accumulated Net Realized Gain (Loss) on Investments	(3,844,759)	(8,865,037)	62,862	(387,424)
Net Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	(345,309)	4,325,848	311,413	3,339,598
Net Assets	$156,186,469	$269,309,692	$20,312,652	$42,392,898
*Cost
Investments in securities	$186,761,257	$319,734,441	$24,417,503	$50,852,483
Net Asset Value (unlimited shares authorized):
Net Assets	$156,186,469	$269,309,692	$20,312,652	$42,392,898
Shares Outstanding^	6,150,000	10,800,000	800,000	1,600,000
Net Asset Value, Offering and Redemption Price per Share	$25.40	$24.94	$25.39	$26.50

^	No Par Value
+	Including securities on loan of $29,595,144, $52,426,142, $4,107,649 and $10,079,714 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations
X
For the Six-Months Ended December 31, 2017 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMGD Shares	SMV Shares	SMY Shares	SMQ Shares
INVESTMENT INCOME
Income:
Dividends+	$278,454	$456,291	$481,436	$528,162
Interest	8,244	22,058	46,880	23,089
Securities lending income (Note 7)	4,018	5,722	5,038	5,427
Total Investment Income	290,716	484,071	533,354	556,678

Expenses:
Management fees (Note 3)	175,155	305,034	267,219	318,185
Administration, fund accounting and custodian fees (Note 6)	19,005	29,587	27,410	30,606
Offering costs	—	—	—	—
Professional Fees	19,098	22,014	22,914	22,363
Exchange fees	5,393	4,938	5,111	5,401
Directors fees and expenses	3,023	4,639	4,667	4,691
Registration fees	—	—	—	—
Shareholder reporting expenses	2,919	2,638	3,324	3,510
Insurance expenses	3,989	4,046	5,400	4,458
Miscellaneous expenses	1,950	1,995	2,219	2,024
Total Expenses	230,532	374,891	338,264	391,238
Less: Fees (Waived)/Recouped	—	—	—	—
Net Expenses	230,532	374,891	338,264	391,238
Net Investment Income	60,184	109,180	195,090	165,440

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	1,128,356	1,993,600	(655,995)	2,542,234
Capital gain distributions from regulated investment companies	—	—	—	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	470,695	989,199	722,945	934,350
Net realized and unrealized gain (loss) on investments	1,599,051	2,982,799	66,950	3,476,584
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,659,235	$3,091,979	$262,040	$3,642,024

+	Net of withholding taxes of $0, $0, $0, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations (continued)
X
For the Six-Months Ended December 31, 2017 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	LCGD Shares	LCV Shares	LCY Shares	LCQ Shares
INVESTMENT INCOME
Income:
Dividends+	$347,192	$573,473	$761,443	$386,350
Interest	9,973	15,049	11,547	11,460
Securities lending income (Note 7)	4,093	5,211	6,964	3,212
Total Investment Income	361,258	593,733	779,954	401,022

Expenses:
Management fees (Note 3)	209,395	342,349	345,515	204,460
Administration, fund accounting and custodian fees (Note 6)	21,833	32,699	33,601	23,439
Offering costs	—	—	—	—
Professional Fees	19,567	22,185	24,687	22,184
Exchange fees	5,056	5,752	5,602	5,770
Directors fees and expenses	3,633	4,993	5,502	3,712
Registration fees	—	—	—	—
Shareholder reporting expenses	2,462	3,110	3,599	3,124
Insurance expenses	3,915	4,033	5,316	4,224
Miscellaneous expenses	1,848	1,982	2,057	2,014
Total Expenses	267,709	417,103	425,879	268,927
Less: Fees (Waived)/Recouped	—	—	—	—
Net Expenses	267,709	417,103	425,879	268,927
Net Investment Income	93,549	176,630	354,075	132,095

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	553,712	3,655,804	7,104,527	2,779,214
Capital gain distributions from regulated investment companies	—	—	—	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	2,158,840	4,026,575	2,687,589	1,135,959
Net realized and unrealized gain (loss) on investments	2,712,552	7,682,379	9,792,116	3,915,173
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,806,101	$7,859,009	$10,146,191	$4,047,268

+	Net of withholding taxes of $0, $0, $5,128, and $0 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations (concluded)
X
For the Six-Months Ended December 31, 2017 (Unaudited)

				WBI Power
	WBI Tactical	WBI Tactical	WBI Tactical	Factor™ High
	Income Shares	High Income Shares	Rotation Shares	Dividend ETF
INVESTMENT INCOME
Income:
Dividends+	$2,977,446	$5,792,429	$297,036	$1,010,899
Interest	65,329	41,820	3,035	1,530
Securities lending income (Note 7)	168,978	197,937	26,007	24,832
Total Investment Income	3,211,753	6,032,186	326,078	1,037,261

Expenses:
Management fees (Note 3)	687,302	1,164,888	83,521	105,433
Administration, fund accounting and custodian fees (Note 6)	46,567	86,753	11,902	19,709
Offering costs	—	—	9,876	49,484
Professional Fees	42,273	49,110	13,839	16,660
Exchange fees	5,345	5,448	6,691	4,394
Directors fees and expenses	12,111	15,922	1,056	1,992
Registration fees	70	35	801	1,979
Shareholder reporting expenses	5,444	6,478	1,453	396
Insurance expenses	20,580	13,033	727	2,244
Miscellaneous expenses	5,069	4,232	588	2,655
Total Expenses	824,761	1,345,899	130,454	204,946
Less: Fees (Waived)/Recouped	—	—	(7,628)	(70,759)
Net Expenses	824,761	1,345,899	122,826	134,187
Net Investment Income	2,386,992	4,686,287	203,252	903,074

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	1,748,973	3,330,981	714,856	783,664
Capital gain distributions from regulated investment companies	—	2,200	—	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(2,112,943)	1,498,241	49,665	3,833,497
Net realized and unrealized gain (loss) on investments	(363,970)	4,831,422	764,521	4,617,161
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,023,022	$9,517,709	$967,773	$5,520,235

+	Net of withholding taxes of $0, $3,588, $0 and $0 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets
X

	WBI Tactical SMGD Shares		WBI Tactical SMV Shares
	Six-Months Ended		Six-Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$60,184	$330,437	$109,180	$704,719
Net realized gain (loss) on investments	1,128,356	8,458,111	1,993,600	10,248,873
Net change in unrealized appreciation (depreciation)
of investments	470,695	(2,495,795)	989,199	106,794
Net increase (decrease) in net assets
resulting from operations	1,659,235	6,292,753	3,091,979	11,060,386

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(57,908)	(272,949)	(118,918)	(731,430)
Tax return of capital to shareholders	—	(40,198)	—	—
From net realized gain	—	—	—	—
Total distributions to shareholders	(57,908)	(313,147)	(118,918)	(731,430)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(3,670,520)	(39,772,320)	(3,729,210)	(10,345,790)
Total increase (decrease) in net assets	$(2,069,193)	$(33,792,714)	$(756,149)	$(16,834)

NET ASSETS
Beginning of Period/Year	$42,121,846	$75,914,560	$72,932,242	$72,949,076
End of Period/Year	$40,052,653	$42,121,846	$72,176,093	$72,932,242
Undistributed (accumulated)
net investment income (loss)	$2,276	$—	$15,211	$24,949

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)
X

	WBI Tactical SMY Shares		WBI Tactical SMQ Shares
	Six-Months Ended		Six-Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$195,090	$1,388,484	$165,440	$551,764
Net realized gain (loss) on investments	(655,995)	7,742,409	2,542,234	8,870,301
Net change in unrealized appreciation (depreciation)
of investments	722,945	466,683	934,350	(951,665)
Net increase (decrease) in net assets
resulting from operations	262,040	9,597,576	3,642,024	8,470,400

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(209,025)	(1,503,220)	(160,710)	(553,895)
Tax return of capital to shareholders	—	—	—	—
From net realized gain	—	—	—	—
Total distributions to shareholders	(209,025)	(1,503,220)	(160,710)	(553,895)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(4,324,100)	(40,454,750)	(3,527,505)	(13,160,955)
Total increase (decrease) in net assets	$(4,271,085)	$(32,360,394)	$(46,191)	$(5,244,450)

NET ASSETS
Beginning of Period/Year	$65,618,151	$97,978,545	$74,481,714	$79,726,164
End of Period/Year	$61,347,066	$65,618,151	$74,435,523	$74,481,714
Undistributed (accumulated)
net investment income (loss)	$10,939	$24,874	$10,111	$5,381

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)
X

	WBI Tactical LCGD Shares		WBI Tactical LCV Shares
	Six-Months Ended		Six-Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$93,549	$435,840	$176,630	$777,421
Net realized gain (loss) on investments	553,712	7,402,750	3,655,804	11,057,971
Net change in unrealized appreciation (depreciation)
of investments	2,158,840	(992,755)	4,026,575	171,844
Net increase (decrease) in net assets
resulting from operations	2,806,101	6,845,835	7,859,009	12,007,236

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(92,474)	(496,341)	(182,310)	(787,660)
Tax return of capital to shareholders	—	—	—	—
From net realized gain	—	—	—	—
Total distributions to shareholders	(92,474)	(496,341)	(182,310)	(787,660)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(3,664,535)	(29,485,990)	(2,694,440)	(4,715,635)
Total increase (decrease) in net assets	$(950,908)	$(23,136,496)	$4,982,259	$6,503,941

NET ASSETS
Beginning of Period/Year	$50,290,895	$73,427,391	$78,601,177	$72,097,236
End of Period/Year	$49,339,987	$50,290,895	$83,583,436	$78,601,177
Undistributed (accumulated)
net investment income (loss)	$1,075	$—	$248	$5,928

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)
X

	WBI Tactical LCY Shares		WBI Tactical LCQ Shares
	Six-Months Ended		Six-Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$354,075	$1,240,646	$132,095	$637,428
Net realized gain (loss) on investments	7,104,527	8,464,398	2,779,214	10,202,631
Net change in unrealized appreciation (depreciation)
of investments	2,687,589	1,183,815	1,135,959	(1,044,062)
Net increase (decrease) in net assets
resulting from operations	10,146,191	10,888,859	4,047,268	9,795,997

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(373,161)	(1,264,487)	(146,994)	(673,087)
Tax return of capital to shareholders	—	—	—	—
From net realized gain	—	—	—	—
Total distributions to shareholders	(373,161)	(1,264,487)	(146,994)	(673,087)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(4,803,300)	(29,877,810)	(2,549,770)	(42,049,190)
Total increase (decrease) in net assets	$4,969,730	$(20,253,438)	$1,350,504	$(32,926,280)

NET ASSETS
Beginning of Period/Year	$78,982,375	$99,235,813	$47,982,617	$80,908,897
End of Period/Year	$83,952,105	$78,982,375	$49,333,121	$47,982,617
Undistributed (accumulated)
net investment income (loss)	$3,965	$23,051	$(2,082)	$12,817

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)
X

	WBI Tactical Income Shares		WBI Tactical High Income Shares
	Six-Months Ended		Six-Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$2,386,992	$4,515,811	$4,686,287	$4,545,434
Net realized gain (loss) on investments	1,748,973	12,033,708	3,333,181	11,938,723
Net change in unrealized appreciation (depreciation)
of investments	(2,112,943)	(10,734,390)	1,498,241	(3,441,929)
Net increase (decrease) in net assets
resulting from operations	2,023,022	5,815,129	9,517,709	13,042,228

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,735,113)	(4,509,305)	(4,672,556)	(4,510,220)
Tax return of capital to shareholders	—	—	—	—
From net realized gain	—	—	—	—
Total distributions to shareholders	(1,735,113)	(4,509,305)	(4,672,556)	(4,510,220)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(6,344,565)	(235,620,235)	(4,984,850)	32,815,920
Total increase (decrease) in net assets	$(6,056,656)	$(234,314,411)	$(139,697)	$41,347,928

NET ASSETS
Beginning of Period/Year	$162,243,125	$396,557,536	$269,449,389	$228,101,461
End of Period/Year	$156,186,469	$162,243,125	$269,309,692	$269,449,389
Undistributed (accumulated)
net investment income (loss)	$668,548	$16,669	$50,769	$37,038

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)
X

	WBI Tactical Rotation Shares		WBI Power Factor™ High Dividend ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2017	Period Ended	December 31, 2017	Period Ended
	(Unaudited)	June 30, 2017[1]	(Unaudited)	June 30, 2017[2]
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$203,252	$159,944	$903,074	$450,111
Net realized gain (loss) on investments	714,856	(632,496)	783,664	(205,933)
Net change in unrealized appreciation (depreciation)
of investments	49,665	261,748	3,833,497	(493,899)
Net increase (decrease) in net assets
resulting from operations	967,773	(210,804)	5,520,235	(249,721)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(209,056)	(152,271)	(920,223)	(435,085)
Tax return of capital to shareholders	—	—	—	—
From net realized gain	—	—	(960,448)	—
Total distributions to shareholders	(209,056)	(152,271)	(1,880,671)	(435,085)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	1,237,425	18,679,585	4,850,055	34,588,085
Total increase (decrease) in net assets	$1,996,142	$18,316,510	$8,489,619	$33,903,279

NET ASSETS
Beginning of Period/Year	$18,316,510	$—	$33,903,279	$—
End of Period/Year	$20,312,652	$18,316,510	$42,392,898	$33,903,279
Undistributed (accumulated)
net investment income (loss)	$1,869	$7,673	$2,584	$19,733

[1]	Fund commenced operations on July 25, 2016. The information presented is for the period from July 25, 2016 to June 30, 2017.
[2]	Fund commenced operations on December 19, 2016. The information presented is for the period from December 19, 2016 to June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights
X
For capital share outstanding throughout each period/year
	WBI Tactical SMGD Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$24.07	$21.69	$25.19	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.04	0.12	0.06	0.04
Net gain (loss) on investments (realized and unrealized)[6]	0.96	2.41	(3.49)	0.19
Total from investment operations	1.00	2.53	(3.43)	0.23
Less Distributions:
Distributions from net investment income	(0.04)	(0.13)	(0.07)	(0.04)
Tax return of capital to shareholders	—	(0.02)	—	(0.00)[8]
Distributions from net realized gain	—	—	—	—
Total distributions	(0.04)	(0.15)	(0.07)	(0.04)
Net asset value, end of period/year	$25.03	$24.07	$21.69	$25.19
Market price, end of period/year	$25.13	$24.09	$21.57	$25.27
Net Assets Total Return[7]	4.15%[3]	11.74%	(13.72)%	0.94%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$40,053	$42,122	$75,915	$132,269
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.12%[4]	1.05%	0.99%	1.03%[4]
Expenses after fees (waived)/recouped	1.12%[4]	1.05%	0.99%	1.03%[4]
Net investment income (loss) to average net assets	0.29%[4]	0.53%	0.26%	0.18%[4]
Portfolio turnover rate[5]	186%[3]	331%	531%	255%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical SMV Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$25.15	$21.46	$24.72	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.04	0.25	0.17	0.06
Net gain (loss) on investments (realized and unrealized)[6]	1.10	3.71	(3.28)	(0.27)
Total from investment operations	1.14	3.96	(3.11)	(0.21)
Less Distributions:
Distributions from net investment income	(0.04)	(0.27)	(0.15)	(0.07)
Tax return of capital to shareholders	—	—	—	(0.00)[8]
Distributions from net realized gain	—	—	—	—
Total distributions	(0.04)	(0.27)	(0.15)	(0.07)
Net asset value, end of period/year	$26.25	$25.15	$21.46	$24.72
Market price, end of period/year	$26.35	$25.19	$21.40	$24.77
Net Assets Total Return[7]	4.55%[3]	18.55%	(12.71)%	(0.84)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$72,176	$72,932	$72,949	$100,117
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.04%[4]	1.04%	0.99%	1.07%[4]
Expenses after fees (waived)/recouped	1.04%[4]	1.04%	0.99%	1.07%[4]
Net investment income (loss) to average net assets	0.30%[4]	1.07%	0.75%	0.30%[4]
Portfolio turnover rate[5]	232%[3]	405%	565%	278%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical SMY Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$22.24	$20.20	$24.11	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.07	0.35	0.24	0.26
Net gain (loss) on investments (realized and unrealized)[6]	0.07	2.09	(3.92)	(0.92)
Total from investment operations	0.14	2.44	(3.68)	(0.66)
Less Distributions:
Distributions from net investment income	(0.07)	(0.40)	(0.23)	(0.23)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	—	—	—
Total distributions	(0.07)	(0.40)	(0.23)	(0.23)
Net asset value, end of period/year	$22.31	$22.24	$20.20	$24.11
Market price, end of period/year	$22.37	$22.25	$20.12	$24.14
Net Assets Total Return[7]	0.64%[3]	12.26%	(15.44)%	(2.60)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$61,347	$65,618	$97,979	$141,064
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.08%[4]	1.03%	0.98%	1.03%[4]
Expenses after fees (waived)/recouped	1.08%[4]	1.03%	0.98%	1.03%[4]
Net investment income (loss) to average net assets	0.62%[4]	1.64%	1.11%	1.29%[4]
Portfolio turnover rate[5]	219%[3]	355%	553%	264%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical SMQ Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$23.28	$20.71	$23.62	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.05	0.18	0.12	(0.01)
Net gain (loss) on investments (realized and unrealized)[6]	1.13	2.57	(2.94)	(1.35)
Total from investment operations	1.18	2.75	(2.82)	(1.36)
Less Distributions:
Distributions from net investment income	(0.05)	(0.18)	(0.09)	(0.00)[8]
Tax return of capital to shareholders	—	—	—	(0.02)
Distributions from net realized gain	—	—	—	—
Total distributions	(0.05)	(0.18)	(0.09)	(0.02)
Net asset value, end of period/year	$24.41	$23.28	$20.71	$23.62
Market price, end of period/year	$24.50	$23.37	$20.60	$23.68
Net Assets Total Return[7]	5.08%[3]	13.32%	(12.01)%	(5.40)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$74,436	$74,482	$79,726	$99,224
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.05%[4]	1.04%	0.99%	1.06%[4]
Expenses after fees (waived)/recouped	1.05%[4]	1.04%	0.99%	1.06%[4]
Net investment income (loss) to average net assets	0.44%[4]	0.79%	0.56%	(0.04)%[4]
Portfolio turnover rate[5]	199%[3]	383%	569%	311%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical LCGD Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$24.53	$21.92	$24.45	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.05	0.16	0.06	0.28
Net gain (loss) on investments (realized and unrealized)[6]	1.44	2.64	(2.53)	(0.59)
Total from investment operations	1.49	2.80	(2.47)	(0.31)
Less Distributions:
Distributions from net investment income	(0.05)	(0.19)	(0.06)	(0.24)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	—	—	—
Total distributions	(0.05)	(0.19)	(0.06)	(0.24)
Net asset value, end of period/year	$25.97	$24.53	$21.92	$24.45
Market price, end of period/year	$26.04	$24.58	$21.83	$24.51
Net Assets Total Return[7]	6.10%[3]	12.88%	(10.14)%	(1.25)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$49,340	$50,291	$73,427	$138,152
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.09%[4]	1.05%	0.99%	1.02%[4]
Expenses after fees (waived)/recouped	1.09%[4]	1.05%	0.99%	1.02%[4]
Net investment income (loss) to average net assets	0.38%[4]	0.72%	0.25%	1.30%[4]
Portfolio turnover rate[5]	145%[3]	279%	571%	240%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical LCV Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$26.20	$21.85	$23.98	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.06	0.29	0.04	0.24
Net gain (loss) on investments (realized and unrealized)[6]	2.62	4.35	(2.12)	(1.04)
Total from investment operations	2.68	4.64	(2.08)	(0.80)
Less Distributions:
Distributions from net investment income	(0.06)	(0.29)	(0.05)	(0.22)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	—	—	—
Total distributions	(0.06)	(0.29)	(0.05)	(0.22)
Net asset value, end of period/year	$28.82	$26.20	$21.85	$23.98
Market price, end of period/year	$28.92	$26.28	$21.77	$23.98
Net Assets Total Return[7]	10.26%[3]	21.34%	(8.63)%	(3.29)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$83,583	$78,601	$72,097	$112,691
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.04%[4]	1.03%	0.99%	1.04%[4]
Expenses after fees (waived)/recouped	1.04%[4]	1.03%	0.99%	1.04%[4]
Net investment income (loss) to average net assets	0.44%[4]	1.19%	0.19%	1.17%[4]
Portfolio turnover rate[5]	168%[3]	388%	573%	294%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical LCY Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$22.89	$20.25	$23.48	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.11	0.31	0.08	0.35
Net gain (loss) on investments (realized and unrealized)[6]	2.94	2.66	(3.22)	(1.58)
Total from investment operations	3.05	2.97	(3.14)	(1.23)
Less Distributions:
Distributions from net investment income	(0.11)	(0.33)	(0.09)	(0.29)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	—	—	—
Total distributions	(0.11)	(0.33)	(0.09)	(0.29)
Net asset value, end of period/year	$25.83	$22.89	$20.25	$23.48
Market price, end of period/year	$25.85	$22.95	$20.19	$23.50
Net Assets Total Return[7]	13.34%[3]	14.82%	(13.37)%	(4.98)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$83,952	$78,982	$99,236	$140,876
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.05%[4]	1.02%	0.98%	1.02%[4]
Expenses after fees (waived)/recouped	1.05%[4]	1.02%	0.98%	1.02%[4]
Net investment income (loss) to average net assets	0.87%[4]	1.47%	0.38%	1.67%[4]
Portfolio turnover rate[5]	154%[3]	352%	584%	277%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical LCQ Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$25.25	$21.87	$23.85	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.07	0.22	0.04	0.06
Net gain (loss) on investments (realized and unrealized)[6]	2.17	3.42	(2.00)	(1.16)
Total from investment operations	2.24	3.64	(1.96)	(1.10)
Less Distributions:
Distributions from net investment income	(0.08)	(0.26)	(0.02)	(0.04)
Tax return of capital to shareholders	—	—	—	(0.01)
Distributions from net realized gain	—	—	—	—
Total distributions	(0.08)	(0.26)	(0.02)	(0.05)
Net asset value, end of period/year	$27.41	$25.25	$21.87	$23.85
Market price, end of period/year	$27.44	$25.32	$21.79	$23.88
Net Assets Total Return[7]	8.86%[3]	16.80%	(8.22)%	(4.41)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$49,333	$47,983	$80,909	$121,629
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.12%[4]	1.04%	0.98%	1.02%[4]
Expenses after fees (waived)/recouped	1.12%[4]	1.04%	0.98%	1.02%[4]
Net investment income (loss) to average net assets	0.55%[4]	0.94%	0.17%	0.27%[4]
Portfolio turnover rate[5]	188%[3]	320%	493%	296%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical Income Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$25.35	$25.18	$25.46	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.38	0.38	0.34	0.23
Net gain (loss) on investments (realized and unrealized)[6]	(0.06)	0.20	(0.23)	0.46
Total from investment operations	0.32	0.58	0.11	0.69
Less Distributions:
Distributions from net investment income	(0.27)	(0.41)	(0.33)	(0.23)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	—	(0.06)	—
Total distributions	(0.27)	(0.41)	(0.39)	(0.23)
Net asset value, end of period/year	$25.40	$25.35	$25.18	$25.46
Market price, end of period/year	$25.38	$25.38	$25.16	$25.48
Net Assets Total Return[7]	1.27%[3]	2.36%	0.45%	2.77%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$156,186	$162,243	$396,558	$308,062
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.02%[4]	1.00%	0.95%	0.99%[4]
Expenses after fees (waived)/recouped	1.02%[4]	1.00%	0.95%	0.99%[4]
Net investment income (loss) to average net assets	2.95%[4]	1.53%	1.35%	1.08%[4]
Portfolio turnover rate[5]	163%[3]	479%	364%	308%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical High Income Shares
	Six-Months Ended
	December 31, 2017	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2017	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$24.50	$23.40	$24.50	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.42	0.53	0.39	0.36
Net gain (loss) on investments (realized and unrealized)[6]	0.45	1.09	(1.11)	(0.51)
Total from investment operations	0.87	1.62	(0.72)	(0.15)
Less Distributions:
Distributions from net investment income	(0.43)	(0.52)	(0.38)	(0.35)
Tax return of capital to shareholders	—	—	—	(0.00)[8]
Distributions from net realized gain	—	—	—	—
Total distributions	(0.43)	(0.52)	(0.38)	(0.35)
Net asset value, end of period/year	$24.94	$24.50	$23.40	$24.50
Market price, end of period/year	$24.94	$24.55	$23.34	$24.56
Net Assets Total Return[7]	3.57%[3]	7.04%	(2.97)%	(0.65)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$269,310	$269,449	$228,101	$216,781
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.98%[4]	1.00%	0.95%	0.98%[4]
Expenses after fees (waived)/recouped	0.98%[4]	1.00%	0.95%	0.98%[4]
Net investment income (loss) to average net assets	3.42%[4]	2.22%	1.64%	1.72%[4]
Portfolio turnover rate[5]	130%[3]	396%	328%	293%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized
[4]	Annualized
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)
X
For capital share outstanding throughout each period/year
	WBI Tactical Rotation Shares		WBI Power Factor™ High Dividend ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2017	Period Ended	December 31, 2017	Period Ended
	(Unaudited)	June 30, 2017[1]	(Unaudited)	June 30, 2017[2]
Net Asset Value, Beginning of Period/Year	$24.42	$25.00	$24.22	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[3]	0.26	0.25	0.59	0.53
Net gain (loss) on investments (realized and unrealized)[7]	0.97	(0.62)	2.87	(0.94)
Total from investment operations	1.23	(0.37)	3.46	(0.41)
Less Distributions:
Distributions from net investment income	(0.26)	(0.21)	(0.58)	(0.37)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	—	(0.60)	—
Total distributions	(0.26)	(0.21)	(1.18)	(0.37)
Net asset value, end of period/year	$25.39	$24.42	$26.50	$24.22
Market price, end of period/year	$25.45	$24.47	$26.60	$24.34
Net Assets Total Return[8]	5.04%[4]	(1.44)%[4]	14.42%[4]	(1.64)%[4]

Supplemental Data:
Net assets, end of period/year (000’s)	$20,313	$18,317	$42,393	$33,903
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.33%[5]	1.92%[5]	1.07%[5]	1.37%[5]
Expenses after fees (waived)/recouped	1.25%[5]	1.25%[5]	0.70%[5]	0.70%[5]
Net investment income (loss) to average net assets	2.07%[5]	1.08%[5]	4.71%[5]	3.81%[5]
Portfolio turnover rate[6]	284%[4]	683%[4]	68%[4]	78%[4]

[1]	Fund commenced operations on July 25, 2016. The information presented is for the period from July 25, 2016 to June 30, 2017.
[2]	Fund commenced operations on December 19, 2016. The information presented is for the period from December 19, 2016 to June 30, 2017.
[3]	Calculated based on average shares outstanding during the period.
[4]	Not annualized
[5]	Annualized
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[7]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[8]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Notes to Financial Statements
December 31, 2017 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). As of December 31, 2017, the Trust consists of the following twelve separate investment portfolios (each a “Fund” and, together, the “Funds”):

WBI Tactical SMGD Shares
WBI Tactical SMV Shares
WBI Tactical SMY Shares
WBI Tactical SMQ Shares
WBI Tactical LCGD Shares
WBI Tactical LCV Shares
WBI Tactical LCY Shares
WBI Tactical LCQ Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares
WBI Tactical Rotation Shares
WBI Power Factor™ High Dividend ETF

Each Fund is classified as a diversified portfolio except WBI Tactical Rotation Shares, which is non-diversified.

The Funds’ investment advisor, Millington Securities, Inc. (“Advisor” or “Affiliated Broker Dealer”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisors with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2017. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017:

WBI Tactical SMGD Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,718,118	$—	$—	$39,718,118
Short-Term Investments	—	782,322	—	782,322
Investments Purchased With Proceeds From Securities Lending	—	6,961,075	—	6,961,075
Total Investments in Securities, at value	$39,718,118	$7,743,397	$—	$47,461,515

WBI Tactical SMV Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$71,550,586	$—	$—	$71,550,586
Short-Term Investments	—	1,303,069	—	1,303,069
Investments Purchased With Proceeds From Securities Lending	—	11,423,100	—	11,423,100
Total Investments in Securities, at value	$71,550,586	$12,726,169	$—	$84,276,755

WBI Tactical SMY Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,369,363	$—	$—	$60,369,363
Short-Term Investments	—	1,088,696	—	1,088,696
Investments Purchased With Proceeds From Securities Lending	—	6,327,955	—	6,327,955
Total Investments in Securities, at value	$60,369,363	$7,416,651	$—	$67,786,014

WBI Tactical SMQ Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$73,308,627	$—	$—	$73,308,627
Short-Term Investments	—	1,220,982	—	1,220,982
Investments Purchased With Proceeds From Securities Lending	—	5,892,519	—	5,892,519
Total Investments in Securities, at value	$73,308,627	$7,113,501	$—	$80,422,128

WBI Tactical LCGD Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,011,195	$—	$—	$49,011,195
Short-Term Investments	—	1,362,439	—	1,362,439
Investments Purchased With Proceeds From Securities Lending	—	6,158,553	—	6,158,553
Total Investments in Securities, at value	$49,011,195	$7,520,992	$—	$56,532,187

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

WBI Tactical LCV Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$82,793,236	$—	$—	$82,793,236
Short-Term Investments	—	863,321	—	863,321
Investments Purchased With Proceeds From Securities Lending	—	9,908,843	—	9,908,843
Total Investments in Securities, at value	$82,793,236	$10,772,164	$—	$93,565,400

WBI Tactical LCY Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$83,345,539	$—	$—	$83,345,539
Short-Term Investments	—	679,872	—	679,872
Investments Purchased With Proceeds From Securities Lending	—	7,501,602	—	7,501,602
Total Investments in Securities, at value	$83,345,539	$8,181,474	$—	$91,527,013

WBI Tactical LCQ Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,005,523	$—	$—	$49,005,523
Short-Term Investments	—	434,706	—	434,706
Investments Purchased With Proceeds From Securities Lending	—	8,206,507	—	8,206,507
Total Investments in Securities, at value	$49,005,523	$8,641,213	$—	$57,646,736

WBI Tactical Income Shares

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$154,073,335	$—	$—	$154,073,335
Short-Term Investments	—	2,156,094	—	2,156,094
Investments Purchased With Proceeds From Securities Lending	—	30,186,519	—	30,186,519
Total Investments in Securities, at value	$154,073,335	$32,342,613	$—	$186,415,948

WBI Tactical High Income Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$80,316,651	$—	$—	$80,316,651
Exchange Traded Funds	184,997,213	—	—	184,997,213
Short-Term Investments	—	5,215,542	—	5,215,542
Investments Purchased With Proceeds From Securities Lending	—	53,530,883	—	53,530,883
Total Investments in Securities, at value	$265,313,864	$58,746,425	$—	$324,060,289

WBI Tactical Rotation Shares

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,539,549	$—	$—	$19,539,549
Short-Term Investments	—	998,867	—	998,867
Investments Purchased With Proceeds From Securities Lending	—	4,190,500	—	4,190,500
Total Investments in Securities, at value	$19,539,549	$5,189,367	$—	$24,728,916

WBI Power Factor™ High Dividend ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,209,341	$—	$—	$42,209,341
Short-Term Investments	—	1,594,152	—	1,594,152
Investments Purchased With Proceeds From Securities Lending	—	10,388,588	—	10,388,588
Total Investments in Securities, at value	$42,209,341	$11,982,740	$—	$54,192,081

^	See Schedules of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives in which the Funds invest will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk – The market value of debt securities held by the Funds typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Funds will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for a Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk – When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk – Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

E. Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI Tactical SMGD Shares, WBI Tactical SMV Shares, WBI Tactical SMQ Shares, WBI Tactical LCGD Shares, WBI Tactical LCV Shares, WBI Tactical LCQ Shares, WBI Tactical Rotation Shares and WBI Power Factor™ High Dividend ETF on a quarterly basis. Distributions to shareholders from net investment income are declared and paid by WBI Tactical SMY Shares, WBI Tactical LCY Shares, WBI Tactical Income Shares and WBI Tactical High Income Shares on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F. Derivative Transactions. The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid.

When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

With exchange-traded options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. During the period ended December 31, 2017 the Funds did not make any derivative transactions.

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2017, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement, the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-adviser and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets of each Fund except WBI Power Factor™ High Dividend ETF, which pays a fee that is equal to 0.55% per year, calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor typically determines to execute portfolio transactions through the Advisor in its capacity as a registered broker-dealer. For the six-months ended December 31, 2017, the Funds paid the Affiliated Broker Dealer, $0 for brokerage commissions. However, the Affiliated Broker Dealer did receive indirect compensation in the form of payment for order flow (“PFOF”). PFOF is compensation that the Affiliated Broker Dealer receives for providing liquidity to certain market destinations related to the Sub-Advisor’s customer orders routed to these market destinations.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2018 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor™ High Dividend ETF is limited to 0.70% and each of the remaining Funds is limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery as of December 31, 2017. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	Expiration
	June 30, 2020	December 31, 2020
WBI Tactical Rotation Shares	$95,490	$11,432
WBI Power FactorTM High Dividend ETF	$79,426	$70,808

During the six-months ended December 31, 2017, the Sub-Advisor recouped the amounts shown from the following Funds:

Amount
WBI Tactical Rotation Shares	$3,804
WBI Power FactorTM High Dividend ETF	$49

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of December 31, 2017, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of December 31, 2017, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Values of Securities on loan	Collateral Received*
WBI Tactical SMGD Shares	$6,748,495	$6,961,075
WBI Tactical SMV Shares	11,085,251	11,423,100
WBI Tactical SMY Shares	6,136,250	6,327,955
WBI Tactical SMQ Shares	5,713,495	5,892,519
WBI Tactical LCGD Shares	5,997,393	6,158,553
WBI Tactical LCV Shares	9,691,078	9,908,843
WBI Tactical LCY Shares	7,315,453	7,501,602
WBI Tactical LCQ Shares	8,004,720	8,206,507
WBI Tactical Income Shares	29,595,144	30,186,519
WBI Tactical High Income Shares	52,426,142	53,530,883
WBI Tactical Rotation Shares	4,107,649	4,190,500
WBI Power Factor™ High Dividend ETF	10,079,714	10,388,588
________

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the period ended December 31, 2017, was as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI Tactical SMGD Shares	$4,018
WBI Tactical SMV Shares	5,722
WBI Tactical SMY Shares	5,038
WBI Tactical SMQ Shares	5,427
WBI Tactical LCGD Shares	4,093
WBI Tactical LCV Shares	5,211
WBI Tactical LCY Shares	6,964
WBI Tactical LCQ Shares	3,212
WBI Tactical Income Shares	168,978
WBI Tactical High Income Shares	197,937
WBI Tactical Rotation Shares	26,007
WBI Power Factor™ High Dividend ETF	24,832

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of December 31, 2017.

			Gross Amounts	Net Amounts
		Gross Amounts	Offset in the	Presented in the
		of Recognized	Statement of	Statement of	Collateral
Fund	Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Received	Net Amount
WBI Tactical SMGD Shares	Securities Lending	$6,961,075	$—	$6,961,075	$6,961,075	$—
WBI Tactical SMV Shares	Securities Lending	11,423,100	—	11,423,100	11,423,100	—
WBI Tactical SMY Shares	Securities Lending	6,327,955	—	6,327,955	6,327,955	—
WBI Tactical SMQ Shares	Securities Lending	5,892,519	—	5,892,519	5,892,519	—
WBI Tactical LCGD Shares	Securities Lending	6,158,553	—	6,158,553	6,158,553	—
WBI Tactical LCV Shares	Securities Lending	9,908,843	—	9,908,843	9,908,843	—
WBI Tactical LCY Shares	Securities Lending	7,501,602	—	7,501,602	7,501,602	—
WBI Tactical LCQ Shares	Securities Lending	8,206,507	—	8,206,507	8,206,507	—
WBI Tactical Income Shares	Securities Lending	30,186,519	—	30,186,519	30,186,519	—
WBI Tactical High Income Shares	Securities Lending	53,530,883	—	53,530,883	53,530,883	—
WBI Tactical Rotation Shares	Securities Lending	4,190,500	—	4,190,500	4,190,500	—
WBI Power Factor™ High
Dividend ETF	Securities Lending	10,388,588	—	10,388,588	10,388,588	—

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds during the six-months ended December 31, 2017 and year/period ended June 30, 2017 was as follows:

	For Six-Months Ended			Year/Period[1] Ended
	December 31, 2017			June 30, 2017
	Ordinary	Return of	Long Term	Ordinary	Return of	Long Term
Fund	Income	Capital	Capital Gain	Income	Capital	Capital Gain
WBI Tactical SMGD Shares	$57,908	$—	$—	$272,949	$40,198	$—
WBI Tactical SMV Shares	118,918	—	—	731,430	—	—
WBI Tactical SMY Shares	209,025	—	—	1,503,220	—	—
WBI Tactical SMQ Shares	160,710	—	—	553,895	—	—
WBI Tactical LCGD Shares	92,474	—	—	496,341	—	—
WBI Tactical LCV Shares	182,310	—	—	787,660	—	—
WBI Tactical LCY Shares	373,161	—	—	1,264,487	—	—
WBI Tactical LCQ Shares	146,994	—	—	673,087	—	—
WBI Tactical Income Shares	1,735,113	—	—	4,509,305	—	—
WBI Tactical High Income Shares	4,672,556	—	—	4,510,220	—	—
WBI Tactical Rotation Shares	209,056	—	—	152,271	—	—
WBI Power Factor™ High Dividend ETF	920,223	—	960,448	435,085	—	—

[1]	Information for WBI Tactical Rotation Shares and WBI Power Factor™ High Dividend ETF is for the periods from July 25, 2016 to June 30, 2017 and December 19, 2016 to June 30, 2017, respectively.

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended December 31, 2017.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Each Fund’s cost basis of investments for federal income tax purposes as of December 31, 2017 was as follows+:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMGD Shares	SMV Shares	SMY Shares	SMQ Shares	LCGD Shares	LCV Shares
Cost of investments	$45,419,938	$80,556,693	$64,512,363	$76,470,312	$52,073,317	$86,682,208
Gross tax unrealized appreciation	2,421,234	4,236,218	3,695,252	4,667,865	4,641,452	7,086,365
Gross tax unrealized depreciation	(379,657)	(516,156)	(421,601)	(716,049)	(182,582)	(203,173)
Net unrealized appreciation	$2,041,577	$3,720,062	$3,273,651	$3,951,816	$4,458,870	$6,883,192
						WBI Power
	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	Factor™ High
	LCY Shares	LCQ Shares	Income Shares	High Income Shares	Rotation Shares	Dividend ETF
Cost of investments	$85,685,313	$54,348,109	$186,761,257	$319,734,441	$24,417,503	$50,852,483
Gross tax unrealized appreciation	6,027,894	3,383,094	278,315	5,301,244	365,436	4,962,765
Gross tax unrealized depreciation	(186,194)	(84,467)	(623,624)	(975,396)	(54,023)	(1,623,167)
Net unrealized
appreciation (depreciation)	$5,841,700	$3,298,627	$(345,309)	$4,325,848	$311,413	$3,339,598

+
Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

As of June 30, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMGD Shares	SMV Shares	SMY Shares	SMQ Shares	LCGD Shares	LCV Shares
Net tax unrealized appreciation	$1,570,882	$2,730,863	$2,541,481	$3,014,969	$2,300,030	$2,829,819
Undistributed ordinary income	—	24,949	24,874	5,381	—	5,928
Undistributed long term gain	—	—	—	—	—	—
Total distributable earnings	—	24,949	24,874	5,381	—	5,928
Other accumulated loss	(19,628,345)	(11,751,107)	(26,128,366)	(18,839,791)	(20,289,544)	(9,931,221)
Total accumulated loss	$(18,057,463)	$(8,995,295)	$(23,562,011)	$(15,819,411)	$(17,989,514)	$(7,095,474)

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

						WBI Power
	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	Factor™ High
	LCY Shares	LCQ Shares	Income Shares	High Income Shares	Rotation Shares	Dividend ETF
Net tax unrealized appreciation	$3,154,111	$2,162,668	$1,549,483	$2,783,661	$261,502	$(751,746)
Undistributed ordinary income	23,051	12,817	16,669	37,038	7,673	66,940
Undistributed long term gain	—	—	—	—	—	—
Total distributable earnings	23,051	12,817	16,669	37,038	7,673	66,940
Other accumulated (loss)	(23,889,654)	(12,733,973)	(5,375,581)	(12,154,272)	(651,748)	—
Total accumulated loss	$(20,712,492)	$(10,558,488)	$(3,809,429)	$(9,333,573)	$(382,573)	$(684,806)

Net capital losses incurred after October 31, 2016, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of June 30, 2017, the Funds deferred, on a tax basis, no late year losses.

As of June 30, 2017 the Funds had the following short-term capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI Tactical SMGD Shares	$19,628,345	$—
WBI Tactical SMV Shares	11,751,107	—
WBI Tactical SMY Shares	26,100,834	—
WBI Tactical SMQ Shares	18,839,761	—
WBI Tactical LCGD Shares	20,289,544	—
WBI Tactical LCV Shares	9,930,579	642
WBI Tactical LCY Shares	23,889,654	—
WBI Tactical LCQ Shares	12,733,973	—
WBI Tactical Income Shares	5,375,581	—
WBI Tactical High Income Shares	10,914,530	1,239,742
WBI Tactical Rotation Shares	651,748	—
WBI Power Factor™ High Dividend ETF	—	—

NOTE 9 — PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2017, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other		US Government
Fund	Purchases	Sales	Purchases	Sales
WBI Tactical SMGD Shares	$72,529,722	$72,018,537	$—	$—
WBI Tactical SMV Shares	158,349,721	156,416,692	—	—
WBI Tactical SMY Shares	121,033,056	116,175,132	—	—
WBI Tactical SMQ Shares	138,099,269	139,246,654	—	—
WBI Tactical LCGD Shares	68,717,170	67,205,431	—	—
WBI Tactical LCV Shares	128,318,680	125,913,548	—	—
WBI Tactical LCY Shares	120,421,832	120,437,545	—	—
WBI Tactical LCQ Shares	83,582,418	83,745,259	—	—
WBI Tactical Income Shares	256,184,639	257,494,327	—	35,815,781
WBI Tactical High Income Shares	340,640,459	342,598,914	—	—
WBI Tactical Rotation Shares	53,176,480	53,604,833	—	—
WBI Power Factor™ High Dividend ETF	25,840,848	26,475,819	—	—

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

For the period ended December 31, 2017 the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI Tactical SMGD Shares	$—	$3,603,003
WBI Tactical SMV Shares	—	3,317,073
WBI Tactical SMY Shares	—	3,306,871
WBI Tactical SMQ Shares	1,166,080	4,237,514
WBI Tactical LCGD Shares	—	3,284,134
WBI Tactical LCV Shares	—	2,605,787
WBI Tactical LCY Shares	—	4,712,509
WBI Tactical LCQ Shares	—	2,513,375
WBI Tactical Income Shares	—	6,154,735
WBI Tactical High Income Shares	7,318,658	11,849,160
WBI Tactical Rotation Shares	1,227,937	—
WBI Power Factor™ High Dividend ETF	4,784,111	—

NOTE 10 — SHARE TRANSACTIONS

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

	WBI Tactical SMGD Shares				WBI Tactical SMV Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2017		June 30, 2017		December 31, 2017		June 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	—	$—	500,000	$12,422,300
Shares Redeemed	(150,000)	(3,670,520)	(1,750,000)	(39,772,320)	(150,000)	(3,729,210)	(1,000,000)	(22,768,090)
	(150,000)	$(3,670,520)	(1,750,000)	$(39,772,320)	(150,000)	$(3,729,210)	(500,000)	$(10,345,790)
Beginning Shares	1,750,000		3,500,000		2,900,000		3,400,000
Ending Shares	1,600,000		1,750,000		2,750,000		2,900,000

	WBI Tactical SMY Shares				WBI Tactical SMQ Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2017		June 30, 2017		December 31, 2017		June 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	200,000	$4,407,500	50,000	$1,176,700	500,000	$11,627,000
Shares Redeemed	(200,000)	(4,324,100)	(2,100,000)	(44,862,250)	(200,000)	(4,704,205)	(1,150,000)	(24,787,955)
	(200,000)	$(4,324,100)	(1,900,000)	$(40,454,750)	(150,000)	$(3,527,505)	(650,000)	$(13,160,955)
Beginning Shares	2,950,000		4,850,000		3,200,000		3,850,000
Ending Shares	2,750,000		2,950,000		3,050,000		3,200,000

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

	WBI Tactical LCGD Shares				WBI Tactical LCV Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2017		June 30, 2017		December 31, 2017		June 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	150,000	$3,566,580	—	$—	700,000	$18,084,665
Shares Redeemed	(150,000)	(3,664,535)	(1,450,000)	(33,052,570)	(100,000)	(2,694,440)	(1,000,000)	(22,800,300)
	(150,000)	$(3,664,535)	(1,300,000)	$(29,485,990)	(100,000)	$(2,694,440)	(300,000)	$(4,715,635)
Beginning Shares	2,050,000		3,350,000		3,000,000		3,300,000
Ending Shares	1,900,000		2,050,000		2,900,000		3,000,000

	WBI Tactical LCY Shares				WBI Tactical LCQ Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2017		June 30, 2017		December 31, 2017		June 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	200,000	$4,369,930	—	$—	150,000	$3,705,120
Shares Redeemed	(200,000)	(4,803,300)	(1,650,000)	(34,247,740)	(100,000)	(2,549,770)	(1,950,000)	(45,754,310)
	(200,000)	$(4,803,300)	(1,450,000)	$(29,877,810)	(100,000)	$(2,549,770)	(1,800,000)	$(42,049,190)
Beginning Shares	3,450,000		4,900,000		1,900,000		3,700,000
Ending Shares	3,250,000		3,450,000		1,800,000		1,900,000

	WBI Tactical Income Shares				WBI Tactical High Income Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2017		June 30, 2017		December 31, 2017		June 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	300,000	$7,390,340	4,200,000	$102,949,825
Shares Redeemed	(250,000)	(6,344,565)	(9,350,000)	(235,620,235)	(500,000)	(12,375,190)	(2,950,000)	(70,133,905)
	(250,000)	$(6,344,565)	(9,350,000)	$(235,620,235)	(200,000)	$(4,984,850)	1,250,000	$32,815,920
Beginning Shares	6,400,000		15,750,000		11,000,000		9,750,000
Ending Shares	6,150,000		6,400,000		10,800,000		11,000,000

	WBI Tactical Rotation Shares				WBI Power Factor™ High Dividend ETF
	Six-Months Ended		Period Ended		Six-Months Ended		Period Ended
	December 31, 2017		June 30, 2017		December 31, 2017		June 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,237,425	900,000	$22,189,040	200,000	$4,850,055	1,400,000	$34,588,085
Shares Redeemed	—	—	(150,000)	(3,509,455)	—	—	—	—
	50,000	$1,237,425	750,000	$18,679,585	200,000	$4,850,055	1,400,000	$34,588,085
Beginning Shares	750,000		—		1,400,000		—
Ending Shares	800,000		750,000		1,600,000		1,400,000

Absolute Shares Trust

Expense Example
For the Six-Months Ended December 31, 2017 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

WBI Tactical SMGD Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,041.50	$5.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.57	$5.69

WBI Tactical SMV Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,045.50	$5.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$5.32

WBI Tactical SMY Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,006.40	$5.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.78	$5.48

WBI Tactical SMQ Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,050.80	$5.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$5.32

WBI Tactical LCGD Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,061.00	$5.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.73	$5.53

Absolute Shares Trust

Expense Example (concluded)
For the Six-Months Ended December 31, 2017 (Unaudited)

WBI Tactical LCV Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,102.60	$5.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.98	$5.27

WBI Tactical LCY Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,133.40	$5.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.92	$5.33

WBI Tactical LCQ Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,088.60	$5.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.57	$5.69

WBI Tactical Income Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,012.70	$5.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.06	$5.19

WBI Tactical High Income Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,035.70	$5.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.25	$5.00

WBI Tactical Rotation Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,050.40	$6.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

WBI Power FactorTM High Dividend ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2017	December 31, 2017	During the Period^
Actual	$1,000.00	$1,144.20	$3.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.68	$3.57
_________

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent fiscal twelve-month period, 365 days.

Absolute Shares Trust

Information About Portfolio Holdings
(Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 772-5810.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are updated daily and posted on their website at www.wbishares.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbishares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 772-5810 and (2) the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbishares.com.

Frequency Distributions of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) NAV is available, without charge, on the Funds’ website at www.wbishares.com.

Absolute Shares Trust

Advisor
Millington Securities
331 Newman Springs Rd Suite 122
Red Bank, New Jersey  07701

Sub-Advisor
WBI Investments, Inc
331 Newman Springs Rd Suite 122
Red Bank, New Jersey  07701

Index Provider
Solactive AG
Guiollettstraβe 54
60325 Frankfurt am Main, Germany

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, Minnesota  55402-7020

Independent Registered Public Accounting Firm
KPMG, LLC
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Legal Counsel
K&L Gates
599 Lexington Avenue
New York, New York  10022

Absolute Shares Trust

WBI Tactical SMGD Shares	WBIA
WBI Tactical SMV Shares	WBIB
WBI Tactical SMY Shares	WBIC
WBI Tactical SMQ Shares	WBID
WBI Tactical LCGD Shares	WBIE
WBI Tactical LCV Shares	WBIF
WBI Tactical LCY Shares	WBIG
WBI Tactical LCQ Shares	WBIL
WBI Tactical Income Shares	WBII
WBI Tactical High Income Shares	WBIH
WBI Tactical Rotation Shares	WBIR
WBI Power Factor™ High Dividend ETF	WBIY

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)*   /s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date   3/1/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Don Schreiber, Jr.
Don Schreiber, Jr,. President and Principal Executive Officer

Date   3/1/18

By (Signature and Title)*   /s/ Paul Lagermasini
Paul Lagermasini, Treasurer and Principal Financial Officer

Date   3/1/18

* Print the name and title of each signing officer under his or her signature.